Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Room rentals and other hotel services	$ 11,862	$ 11,799	$ 58,205	$ 55,127	$ 54,497
EXPENSES
Hotel and property operations	10,296	9,539	43,373	41,426	40,582
Depreciation and amortization	1,653	1,562	6,591	6,599	7,375
General and administrative	1,059	1,092	3,908	3,884	3,365
Acquisition, termination expense	21	1	240	124	78
Termination cost				540
Total expenses	13,029	12,194	54,112	52,573	51,400
EARNINGS BEFORE NET GAINS (LOSSES) ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE, AND INCOME TAXES	(1,167)	(395)	4,093	2,554	3,097
Net gain (loss) on dispositions of assets	(29)	(3)	3	1,133	(26)
Other income (loss)	(297)	(1,212)	(144)	107	122
Interest expense	(1,473)	(1,449)
Interest expense		1,461	5,829	5,930	6,104
Loss on debt extinguishment	(91)	(12)
Impairment		266	(2,833)	(4,523)	(2,147)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(3,057)	(2,805)	(4,710)	(6,659)	(5,058)
Income tax (benefit) expense		(314)	6,437	(160)	(31)
LOSS FROM CONTINUING OPERATIONS	(3,057)	(2,491)	(11,147)	(6,499)	(5,027)
Loss from discontinued operations	(1,008)	(1,480)	927	(10,978)	(5,575)
NET LOSS	(4,065)	(3,971)	(10,220)	(17,477)	(10,602)
Loss attributable to noncontrolling interest	7	6	10	32	17
LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,058)	(3,965)	(10,210)	(17,445)	(10,585)
Preferred stock dividends	(837)	(657)	(3,169)	(1,474)	(1,474)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(4,895)	(4,622)	(13,379)	(18,919)	(12,059)
NET EARNINGS (LOSS) PER COMMON SHARE - BASIC AND DILUTED
EPS from continuing operations	$ (1.35)	$ (1.09)	$ (4.96)	$ (2.77)	$ (2.30)
EPS from discontinued operations	$ (0.35)	$ (0.51)	$ 0.32	$ (3.82)	$ (1.98)
EPS Basic and Diluted	$ (1.70)	$ (1.60)	$ (4.64)	$ (6.59)	$ (4.28)
AMOUNTS ATTRIBUTABLE TO COMMON SHAREHOLDERS
Income from continuing operations, net of tax	(3,888)	(3,145)	(14,305)	(7,988)	(6,518)
Discontinued operations, net of tax	(1,007)	(1,477)	926	(10,931)	(5,541)
Net loss	$ (4,895)	$ (4,622)	$ (13,379)	$ (18,919)	$ (12,059)